Current Assets - Receivables - Summary of Current Assets - Receivables (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Jun. 30, 2024
Current Assets Receivables [Abstract]
Interest receivable		$ 97	$ 281
GST receivable	[1]	301	1,071
Other receivable	[1]	21	74
Total current receivables		$ 419	$ 1,426

[1]	The GST and other receivables are non‑interest bearing. There were no receivables with a material expected credit loss recorded during the financial year (2024: nil, 2023: nil).